February 21, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

Re:	Smead Funds Trust (the “Trust”)
Securities Act File No. 333-197810
Investment Company Act File No. 811-22985

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus and Statement of Additional Information for the Smead Funds Trust, each dated February 16, 2018, do not differ from that contained in Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on February 16, 2018 (Accession # 0001193125-18-048340).

If you have any questions, please contact me at (617) 662-3969.

Very truly yours,

/s/ Francine Hayes

Francine Hayes

Vice President